Exhibit 99.1

KPMG LLP	Tel +44 (0) 113 231 3000
1 Sovereign Square	Fax +44 (0) 113 231 3200
Sovereign Street
Leeds LS1 4DA
United Kingdom

Private & confidential

The Directors

Taurus 2025-2 UK DAC

3rd Floor Fleming Court

Fleming’s Place

Dublin

D04 N4X9

Bank of America Europe DAC

2 Park Place

Hatch Street

Dublin 2, Ireland

Merrill Lynch International

2 King Edward Street

London

EC1A 1HQ

	Your ref Our ref Contact	Wildcat
5 March 2025

Dear All

Engagement to perform agreed-upon procedures in relation to commercial mortgage loans proposed to be the subject of a securitisation

In accordance with the terms of our engagement letter dated 7 February 2025 (the “Engagement Letter”), we have performed certain agreed-upon procedures in relation to a portfolio of commercial leases for the UK commercial properties related to commercial mortgage loans referred to above proposed to be the subject of a securitisation (the “Securitisation”). This letter reports on our performance of those agreed-upon procedures (the “Data AUP Letter”). This Data AUP Letter is confidential and agreed disclosure restrictions apply.

This Data AUP Letter is addressed to the directors of Taurus 2025-2 UK DAC (the “Issuer”), Bank of America Europe DAC (the “Loan Seller”) and Merrill Lynch International (the “Arranger”) and collectively all addressees of this Data AUP Letter are referred to as the “Data AUP Letter Recipients”.

The procedures that we will perform are solely for the purpose of assisting you in determining the accuracy of data that you are preparing in connection with the Securitisation and so may not be suitable for any other purpose. We will not accept any

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Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to commercial mortgage loans proposed to be the subject of a securitisation 5 March 2025 responsibility to any other party to whom our Data AUP Letter is shown or into whose hands it may come.

Responsibilities of the Data AUP Letter Recipients

It is the responsibility of the Data AUP Letter Recipients to determine the sufficiency of these procedures agreed with them for their own purposes. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purposes for which this report has been requested or for any other purpose.

The Data AUP Letter Recipients have acknowledged that the agreed-upon procedures are appropriate for the purpose of the engagement. The Loan Seller is responsible for the subject matter on which the agreed-upon procedures are performed.

Our Responsibilities

Our engagement was undertaken in accordance with International Standard on Related Services 4400 (Revised), Agreed-Upon Procedures Engagements issued by the International Auditing and Assurance Standards Board. An agreed-upon procedures engagement involves our performing the procedures that have been agreed with the Data AUP Letter Recipients, and reporting the factual findings, which are the factual results of the agreed-upon procedures performed. We make no representation regarding the appropriateness of the agreed-upon procedures.

This agreed-upon procedures engagement is not an assurance engagement. Accordingly, we do not express an opinion or an assurance conclusion.

Had we performed additional procedures, other matters might have come to our attention that would have been reported.

Professional Ethics and Quality Control

We have complied with the ethical requirements in the ICAEW Code of Ethics issued by the Institute of Chartered Accountants in England and Wales. For the purpose of this engagement, there are no independence requirements with which we are obliged to comply.

We apply International Standard on Quality Control (UK) 1 Quality Control for Firms that Perform Audits and Reviews of Financial Statements, and Other Assurance and Related Services Engagements. Accordingly, we maintain a comprehensive system of quality control including documented policies and procedures regarding compliance with ethical requirements and professional standards as well as applicable legal and regulatory requirements.

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Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to commercial mortgage loans proposed to be the subject of a securitisation 5 March 2025

Procedures and Findings

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”).

We have been provided with two data files. One data file entitled “ Project Wildcat CMBS Data File_23.xlsx” containing details relating to a portfolio of 174 commercial units in the UK commercial properties related to Wildcat commercial mortgage loan as at 10 October 2024 (the “Portfolio Date 1”) (the “Extraction File 1”) proposed to be the subject of a securitisation (the “Portfolio 1”). The second data file entitled “Silverburn - Datatape - v17.xlsx” containing details relating to a portfolio of 100 commercial units in the UK commercial property related to Silverburn commercial mortgage loan as at 31 December 2024 (the “Portfolio Date 2”) (the “Extraction File 2”)proposed to be the subject of a securitisation (the “Portfolio 2”). The Portfolio 1, together with the Portfolio 2, the “Portfolio” and Extraction File 1, together with the Extraction File 2, the “Extraction File”.

The Loan Seller has subsequently provided to us source documentation relating to the commercial leases on the non-vacant units in the Portfolio.

The procedures, as described in the scope of services (the “Scope of Services”) attached as Appendix A, were performed on the Extraction File and the source documentation (the “Sources”) provided to us by the Loan Seller. We have not verified or evaluated such Sources and therefore we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the Sources, or as to whether any of the Sources omit any material facts. Furthermore, we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the disclosures in the Extraction File, or any legal matters relating to the Portfolio or the physical existence of the commercial leases or the commercial properties.

The procedures performed did not address, without limitation:  (i) the conformity of the origination of the Portfolio to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of any collateral securing the Portfolio, (iii) the compliance of the originator of the Portfolio with applicable laws and regulations, or (iv) any other factor or characteristic of the Portfolio that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

Findings

There are no findings from the agreed-upon procedures are set out in Appendix B.

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Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to commercial mortgage loans proposed to be the subject of a securitisation 5 March 2025

General

This Data AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this Data AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Data AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Data AUP Letter.

This Data AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board. We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Data AUP Letter will be appended. The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained. This Data AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Data AUP Letter alone in the United States.

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria. This is accomplished by including such information, which will include this Data AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5). The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website. The agreed-upon procedures performed by KPMG on which this Data AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

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Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to commercial mortgage loans proposed to be the subject of a securitisation 5 March 2025

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO. As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it. In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release. Accordingly, any party (including rating agencies and investors) obtaining access to this Data AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Data AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully

/s/ KPMG LLP

KPMG LLP

Attached

Appendix A Scope of the Services

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Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to commercial mortgage loans proposed to be the subject of a securitisation 5 March 2025

Appendix A: Scope of the Services

This Appendix sets out the procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform.

Provision of a data file relating to Extraction File 1

The Data AUP Letter Recipients have informed us that the Loan Seller will provide a data file to us containing details of commercial leases for the UK commercial properties related to the Wildcat commercial mortgage loan proposed to be the subject of a securitisation (the “Portfolio 1”) as at a date to be determined by the Data AUP Letter Recipients (the “Portfolio Date 1”) (the “Extraction File 1”).

The Loan Seller will also provide source documentation to us that the Data AUP Letter Recipients wish us to use for the purposes of the agreed-upon procedures.

Procedures relating to Extraction File 1

The procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform in relation to the information related to the non-vacant units including leases dated after Portfolio Date 1 contained in the Extraction File 1 are set out in the table below.

No.	Data attribute in the Extraction File	Level	Procedure	Source/ Recalculation	Tolerance
1	Tenant	Unit	For each item in Portfolio 1 check if the data attribute per Extraction File 1 matches the source.	Verified Tenancy Schedule/ Lease Agreement	Differences attributable to spelling mistakes or contractions are to be treated as matching the source
2	Property	Property	For each item in Portfolio 1 check if the data attribute per Extraction File 1 matches the source.	Verified Tenancy Schedule/ Lease Agreement	Differences attributable to spelling mistakes, contractions or naming conventions are to be treated as matching the source
3	Location	Property	For each item in Portfolio 1 check if the data attribute per Extraction	Verified Tenancy Schedule/	None

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Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to commercial mortgage loans proposed to be the subject of a securitisation 5 March 2025
			File 1 matches the source.	Lease Agreement
4	Contracted rent (annual)	Unit

For each item in Portfolio 1 check if the data attribute per Extraction File 1 matches the source.

As instructed by the Loan Seller, rent-free and step ups were disregarded when performing this procedure.

As instructed by the Loan Seller, for items with the lease expiry date prior to Portfolio Date 1, the data attribute was checked to invoices dated on or after the Portfolio Date 1.

				Verified Tenancy Schedule/ Lease Agreement/ Invoices	+/- £1
5	Lease start date	Unit	For each item in Portfolio 1 check if the data attribute per Extraction File 1 matches the source.	Verified Tenancy Schedule/ Lease Agreement	None
6	Lease expiry date	Unit	For each item in Portfolio 1 check if the data attribute per Extraction File 1 matches the source.	Verified Tenancy Schedule/ Lease Agreement	None
7	Break	Unit	For each item in Portfolio 1, check if the data attribute per Extraction File 1 matches the source.	Verified Tenancy Schedule/ Lease Agreement	None
8	Stepped rents/ Fixed uplifts (Next step)	Unit	For each item in Portfolio 1 check if the data attribute per Extraction File 1 matches the source.	Verified Tenancy Schedule/ Lease Agreement	None
9	Stepped rents/ Fixed uplifts (Rent)	Unit	For each item in Portfolio 1 check if the data attribute per Extraction File 1 matches the source.	Verified Tenancy Schedule/ Lease Agreement	None
10	Stepped rents/ Fixed uplifts	Unit	For each item in Portfolio 1 check if the data attribute per Extraction	Verified Tenancy Schedule/	None

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Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to commercial mortgage loans proposed to be the subject of a securitisation 5 March 2025
	(Second step)		File 1 matches the source.	Lease Agreement
11	Stepped rents/ Fixed uplifts (Rent_2)	Unit	For each item in Portfolio 1 check if the data attribute per Extraction File 1 matches the source.	Verified Tenancy Schedule/ Lease Agreement	None
12	Stepped rents/ Fixed uplifts (Third step)	Unit	For each item in Portfolio 1 check if the data attribute per Extraction File 1 matches the source.	Verified Tenancy Schedule/ Lease Agreement	None
13	Stepped rents/ Fixed uplifts ( Rent_3)	Unit	For each item in Portfolio 1 check if the data attribute per Extraction File 1 matches the source.	Verified Tenancy Schedule/ Lease Agreement	None
14	Rent free end date	Unit	For each item in Portfolio 1 check if the data attribute per Extraction File 1 matches the source.	Lease Agreement	None

Provision of a data file relating to Extraction File 2

The Data AUP Letter Recipients have informed us that the Loan Seller will provide a data file to us containing details of commercial leases for the UK commercial property related to the Silverburn commercial mortgage loan proposed to be the subject of a securitisation (the “Portfolio 2”) as at a date to be determined by the Data AUP Letter Recipients (the “Portfolio Date 2”) (the “Extraction File 2”).

The Loan Seller will also provide source documentation to us that the Data AUP Letter Recipients wish us to use for the purposes of the agreed-upon procedures.

Procedures relating to Extraction File 2

The procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform in relation to the information related to the non-vacant units including leases dated after Portfolio Date 2 contained in the Extraction File 2 are set out in the table below.

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Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to commercial mortgage loans proposed to be the subject of a securitisation 5 March 2025
No.	Data attribute in the Extraction File	Level	Procedure	Source/ Recalculation	Tolerance
1	Tenant	Unit

For each item in Portfolio 2 check if the data attribute per Extraction File 2 matches the source.

As instructed by the Loan Seller, Tenant Trade Name, name changes and previous legal names were considered when performing this procedure.

				Verified Tenancy Schedule/ Lease Agreement	Differences attributable to spelling mistakes or contractions are to be treated as matching the source
2	Unit	Unit	For each item in Portfolio 2 check if the data attribute per Extraction File 2 matches the source.	Verified Tenancy Schedule/ Lease Agreement	Differences attributable to spelling mistakes, contractions or naming conventions are to be treated as matching the source
3	Base Rent	Unit

For each item in Portfolio 2 check if the data attribute per Extraction File 2 matches the source.

As instructed by the Loan Seller, for units with rent only contingent on turnover and where the data attribute is zero in Extraction File 2, this was not marked as a difference.

				Verified Tenancy Schedule/ Lease Agreement	+/- £1
4	Lease start date	Unit

For each item in Portfolio 2 check if the data attribute per Extraction File 2 matches the source.

As instructed by the Loan Seller, where the lease start date cannot be determined due to being contingent on completion of landlord’s works or

				Verified Tenancy Schedule/ Lease Agreement	+/- 20 days

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Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to commercial mortgage loans proposed to be the subject of a securitisation 5 March 2025 tenant re-fit, this procedure was marked as N/A.
5	Lease end date	Unit

For each item in Portfolio 2 check if the data attribute per Extraction File 2 matches the source.

As instructed by the Loan Seller, where the lease start date cannot be determined due to being contingent on completion of landlord’s works or tenant re-fit, the procedure for the lease end date was marked as N/A.

				Verified Tenancy Schedule/ Lease Agreement	+/- 1 day
6	Break date	Unit

For each item in Portfolio 2, check if the data attribute per Extraction File 2 matches the source.

As instructed by the Loan Seller, break dates on or before the Portfolio Date 2 were not marked as difference.

As instructed by the Loan Seller, where the Lease start date cannot be determined due to being contingent on completion of landlord’s works or tenant re-fit, the procedure for the Break date was marked as N/A.

				Verified Tenancy Schedule/ Lease Agreement	+/- 20 days
7	Rent-free Start Date	Unit

For each item in Portfolio 2 check if the data attribute per Extraction File 2 matches the source.

As instructed by the Loan Seller, each item in the Portfolio 2 where Rent-free Start Date is contingent on completion of landlord’s works or

				Verified Tenancy Schedule/ Lease Agreement	+/- 20 days
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Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to commercial mortgage loans proposed to be the subject of a securitisation 5 March 2025 tenant re-fit, was marked as N/A.

As instructed by the Loan Seller, where the Lease start date cannot be determined due to landlord’s works or tenant’s re-fit, the procedure for the Rent-free Start Date was marked as N/A.

8	Rent-free End Date	Unit

For each item in Portfolio 2 check if the data attribute per Extraction File 2 matches the source.

As instructed by the Loan Seller, the Rent-free End Dates on or before the Portfolio Date 2 per Extraction File 2 were marked as N/A.

As instructed by the Loan Seller, where the Rent-free End Date was blank per Extraction File 2 but the Rent-free End Date was on or before the Portfolio Date 2 per source, this was not marked as a difference.

As instructed by the Loan Seller, each item in the Portfolio 2 where Rent-free End Date is contingent on completion of landlord’s works or tenant re-fit, was marked as N/A.

As instructed by the Loan Seller, where the Lease start date cannot be determined due to landlord’s works or tenant’s re-fit, the procedure for the Rent-free End Date was marked as N/A.

				Verified Tenancy Schedule/ Lease Agreement	+/- 20 days
9*	TOR%	Unit	For each item instructed and specified by the Loan	Verified Tenancy	None

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Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to commercial mortgage loans proposed to be the subject of a securitisation 5 March 2025

			Seller*, check if the data attribute per Extraction File 2 matches the source.	Schedule/ Side Agreement
10*	TOR Form (T/O (turnover only); B+T (base plus turnover))	Unit	For each item instructed and specified by the Loan Seller*, check if the data attribute per Extraction File 2 matches the source.	Verified Tenancy Schedule/ Lease Agreement	None
11*	Sales LTM (annualised)	Unit	For each item instructed and specified by the Loan Seller*, check if the data attribute per Extraction File 2 matches the source.	Historical Sales (sponsor provided)	None
12*	TOR Top-up	Unit

For each item instructed and specified by the Loan Seller*, check if the data attribute per Extraction File 2 matches the recalculated value.

The TOR Top-up was recalculated using the content in Procedure 10 above.

				Recalculation	None
13*	GRI	Unit

For each item instructed and specified by the Loan Seller*, check if the data attribute per Extraction File 2 matches the recalculated value.

The GRI was recalculated by summing values checked in Procedure 3 and recalculated in Procedure 12 above.

				Recalculation	None

*These procedures were performed on 20 units with rent contingent on turnover as instructed and specified by the Loan Seller.

Where a procedure specifies agreement to specific documentation, and the Loan Seller has provided as part of the source documentation written evidence of amendments or additions to an original document or documents, the instruction of the Data AUP Letter Recipients to us is to conduct the relevant procedure on the basis of the information contained in the amendments or additions to the original documentation and not the information contained in the original documentation.

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Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed-upon procedures in relation to commercial mortgage loans proposed to be the subject of a securitisation 5 March 2025

In reporting findings on the basis of the procedures to be undertaken, the Data AUP Letter Recipients have specified that results are to be reported as being in agreement if any difference found is below the tolerance level, if any, set out above.

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Document Classification - KPMG Confidential